Performance Management	Apr. 20, 2026
Principal CLO ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The JP Morgan CLOIE AAA Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The JP Morgan CLOIE AAA Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance
Principal Inflation Protection ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Treasury TIPS 0-5 Years Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Treasury TIPS 0-5 Years Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance
Principal Long Duration ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US STRIPS 20+ Year Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US STRIPS 20+ Year Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance
Principal Securitized Debt ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Securitized: MBS/ABS/CMBS Blended Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. When performance information is available, performance of each component of the blended index will be shown. The weightings of the components of the Bloomberg US Securitized: MBS/ABS/CMBS Blended Index are as follows: 40% Bloomberg US MBS Index, 30% Bloomberg US ABS Index, and 30% Bloomberg US CMBS Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Securitized: MBS/ABS/CMBS Blended Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. When performance information is available, performance of each component of the blended index will be shown. The weightings of the components of the Bloomberg US Securitized: MBS/ABS/CMBS Blended Index are as follows: 40% Bloomberg US MBS Index, 30% Bloomberg US ABS Index, and 30% Bloomberg US CMBS Index.
Performance Availability Website Address [Text]	www.principalam.com/etfperformance